UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21682

BB&T Variable Insurance Funds
(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC			27626-0575
(Address of principal executive offices)			(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 228-1872

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders.

BB&T Variable Insurance Funds

Table of Contents

Summary of Portfolio Holdings	1

Expense Examples	2

Schedule of Portfolio Investments

Large Cap VIF	3

Mid Cap Growth VIF	4

Large Cap Growth VIF	5

Capital Manager Equity VIF	6

Special Opportunities Equity VIF	7

Total Return Bond VIF	8

Financial Statements	12

Notes to Financial Statements	18

Other Information	23

BB&T Variable Insurance Funds

Summary of Portfolio Holdings
June 30, 2006 (Unaudited)

The BB&T Variable Insurance Funds portfolio composition was as follows at June 30, 2006:

BB&T Large Cap VIF	Percentage of net assets
Consumer Discretionary	10.1%
Consumer Staples	5.4
Energy	11.4
Financials	21.1
Health Care	15.7
Industrials	4.5
Information Technology	14.3
Materials	4.0
Repurchase Agreement	6.3
Telecommunication Services	4.7
Utilities	3.9
101.4%

BB&T Mid Cap Growth VIF

Consumer Discretionary	15.1%
Consumer Staples	1.0
Exchange Traded Funds	6.8
Energy	13.7
Financials	7.7
Health Care	13.5
Industrials	18.5
Information Technology	13.3
Materials	2.6
Repurchase Agreement	3.2
Telecommunication Services	3.1
Utilities	1.5
100.0%

BB&T Large Cap Growth VIF

Consumer Discretionary	9.8%
Consumer Staples	6.7
Energy	8.0
Financials	8.1
Health Care	16.8
Industrials	22.0
Information Technology	16.1
Repurchase Agreement	7.0
Telecommunication Services	5.4
99.9%

BB&T Capital Manager Equity VIF

Equity Index	12.5%
International Equity	14.0
Large Cap Equity	50.0
Mid Cap Equity	11.3
Money Market	7.2
Small Cap	4.8
99.8%

BB&T Special Opportunities Equity VIF

Basic Materials	7.5%
Call Options Written	(0.6)
Consumer Discretionary	18.2
Consumer Staples	3.5
Energy	18.2
Financials	5.7
Health Care	22.2
Industrials	10.2
Information Technology	13.1
Repurchase Agreement	1.9
99.9%

BB&T Total Return Bond VIF

Corporate Bonds	34.0%
Federal Home Loan Bank	1.8
Federal Home Loan Mortgage Corporation—Mortgage Backed Securities	9.3
Federal Home Loan Mortgage Corporation—U.S. Government Agencies	2.3
Federal National Mortgage Association—Mortgage Backed Securities	17.4
Federal National Mortgage Association—U.S. Government Agencies	3.2
Government National Mortgage Association	7.8
Municipal Bonds	6.0
Repurchase Agreement	2.8
U.S. Treasury Bonds	11.1
U.S. Treasury Notes	14.8
110.5%

BB&T Variable Insurance Funds

Expense Examples
June 30, 2006

As a shareholder of the BB&T Variable Insurance Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the BB&T Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 – 6/30/06	Expense Ratio During Period 1/1/06 – 6/30/06
BB&T Large Cap VIF	$1,000.00	$1,060.20	$3.83	0.75%
BB&T Mid Cap Growth VIF	1,000.00	1,019.30	3.86	0.77%
BB&T Large Cap Growth VIF	1,000.00	983.60	3.84	0.78%
BB&T Capital Manager Equity VIF	1,000.00	1,040.30	0.81	0.16%
BB&T Special Opportunities Equity VIF	1,000.00	1,080.10	5.47	1.06%
BB&T Total Return Bond VIF	1,000.00	990.30	3.80	0.77%

* Expenses are equal to the average account value times the Fund's annualized ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each BB&T Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 – 6/30/06	Expense Ratio During Period 1/1/06 – 6/30/06
BB&T Large Cap VIF	$1,000.00	$1,021.08	$3.76	0.75%
BB&T Mid Cap Growth VIF	1,000.00	1,020.98	3.86	0.77%
BB&T Large Cap Growth VIF	1,000.00	1,020.93	3.91	0.78%
BB&T Capital Manager Equity VIF	1,000.00	1,024.00	0.80	0.16%
BB&T Special Opportunities Equity VIF	1,000.00	1,019.54	5.31	1.06%
BB&T Total Return Bond VIF	1,000.00	1,020.98	3.86	0.77%

* Expenses are equal to the average account value times the Fund's annualized ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

BB&T Large Cap VIF

Schedule of Portfolio Investments
June 30, 2006 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.1%)
	Consumer Discretionary (10.1%)
46,906	Gannett Co., Inc.	$2,623,453
72,315	Mattel, Inc.	1,193,921
103,883	Tiffany & Co.	3,430,216
17,174	V.F. Corp.	1,166,458
108,110	Walt Disney Co. (The)	3,243,300
		11,657,348
	Consumer Staples (5.4%)
23,052	Altria Group, Inc.	1,692,708
45,980	Kimberly-Clark Corp.	2,836,966
94,452	Sara Lee Corp.	1,513,121
6,590	SUPERVALU, Inc.	202,313
		6,245,108
	Energy (11.4%)
36,428	Anadarko Petroleum Corp.	1,737,251
54,300	ChevronTexaco Corp.	3,369,858
44,028	ConocoPhillips	2,885,155
40,253	Duke Energy Corp.	1,182,231
48,182	Exxon Mobil Corp.	2,955,966
15,968	Schlumberger, Ltd.	1,039,676
		13,170,137
	Financials (21.1%)
15,450	Ambac Financial Group, Inc.	1,252,995
30,200	American International Group, Inc.	1,783,310
41,500	Bank of New York Company, Inc. (The)	1,336,300
67,433	Citigroup, Inc.	3,252,967
34,265	Fannie Mae	1,648,147
84,390	J.P. Morgan Chase & Co.	3,544,379
19,727	Lincoln National Corp.	1,113,392
31,500	Merrill Lynch & Co., Inc.	2,191,140
42,700	Northern Trust Corp.	2,361,310
49,651	St. Paul Travelers Cos, Inc. (The)	2,213,442
52,894	Washington Mutual, Inc.	2,410,909
18,097	Wells Fargo & Co.	1,213,947
		24,322,238
	Health Care (15.7%)
30,200	Abbott Laboratories	1,317,022
52,388	Amgen, Inc. (a)	3,417,269
38,769	Bristol-Myers Squibb Co.	1,002,566
14,088	Cigna Corp.	1,387,809
25,700	HCA, Inc.	1,108,955
48,203	Johnson & Johnson	2,888,324
84,262	Merck & Co., Inc.	3,069,665
122,174	Pfizer, Inc.	2,867,424
23,900	Wyeth	1,061,399
		18,120,433

Shares or Principal Amount		Fair Value
COMMON STOCKS — (continued)
	Industrials (4.5%)
6,881	Emerson Electric Co.	$576,697
17,465	General Electric Co.	575,646
19,200	Parker-Hannifin Corp.	1,489,920
29,100	Pitney Bowes, Inc.	1,201,830
14,500	Textron, Inc.	1,336,610
		5,180,703
	Information Technology (14.3%)
23,686	Automatic Data Processing, Inc.	1,074,160
174,978	Cisco Systems, Inc. (a)	3,417,320
141,151	Dell, Inc. (a)	3,445,496
25,283	First Data Corp.	1,138,746
155,138	Intel Corp.	2,939,865
40,300	Microsoft Corp.	938,990
91,484	Nokia Corp., ADR	1,853,466
93,812	Time Warner, Inc.	1,622,948
		16,430,991
	Materials (4.0%)
20,800	Air Products & Chemical, Inc.	1,329,536
41,916	Alcoa, Inc.	1,356,402
31,021	Weyerhaeuser Co.	1,931,057
		4,616,995
	Telecommunication Services (4.7%)
69,799	AT&T, Inc.	1,946,694
29,940	BellSouth Corp.	1,083,828
71,025	Verizon Communications, Inc.	2,378,627
		5,409,149
	Utilities (3.9%)
16,467	Dominion Resources, Inc.	1,231,567
89,504	NiSource, Inc.	1,954,768
14,549	SCANA Corp.	561,300
38,469	Xcel Energy, Inc.	737,835
		4,485,470
	Total Common Stocks (Cost $93,731,105)	109,638,572
REPURCHASE AGREEMENT (6.3%)
$7,262,814	U.S. Bank NA, 4.80%, dated 6/30/06, maturing 7/3/06, with a maturity value of $7,265,870 (Collateralized fully by U.S. Government Agencies)	7,262,814
	Total Repurchase Agreement (Cost $7,262,814)	7,262,814
Total Investments (Cost $100,993,919) — 101.4%		116,901,386
Net Other Assets (Liabilities) — (1.4)%		(1,607,554)
NET ASSETS — 100.0%		$115,293,832

See page 10 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments
June 30, 2006 (Unaudited)

Shares		Fair Value
COMMON STOCKS (90.0%)
	Consumer Discretionary (15.1%)
19,000	AnnTaylor Stores Corp. (a)	$824,219
14,400	Carter's, Inc. (a)	380,592
26,500	Circuit City Stores, Inc.	721,330
16,000	Coach, Inc. (a)	478,400
11,650	Focus Media Holding, Ltd., ADR (a)	759,113
13,850	GameStop Corp., Class A (a)	581,700
19,500	Guess, Inc. (a)	814,125
24,300	Hilton Hotels Corp.	687,204
9,050	Nutri/System, Inc. (a)	562,277
12,300	Too, Inc. (a)	472,197
		6,281,157
	Consumer Staples (1.0%)
2,270	Hansen Natural Corp. (a)	432,140
	Energy (13.7%)
10,050	Arch Coal, Inc.	425,819
20,900	Cameco Corp.	835,372
13,500	Cameron International Corp. (a)	644,895
27,850	Global Industries Ltd. (a)	465,095
14,650	Grant Prideco, Inc. (a)	655,588
15,000	Holly Corp.	723,000
10,700	Peabody Energy Corp.	596,525
18,000	TETRA Technologies, Inc. (a)	545,220
16,500	Weatherford International, Ltd. (a)	818,730
		5,710,244
	Financials (7.7%)
7,000	Affiliated Managers Group, Inc. (a)	608,230
3,250	Bear Stearns Companies, Inc. (The)	455,260
1,950	Chicago Mercantile Exchange Holdings, Inc.	957,743
20,800	Host Marriott Corp.	454,896
3,250	Legg Mason, Inc.	323,440
17,000	optionsXpress Holdings, Inc.	396,270
		3,195,839
	Health Care (13.5%)
6,350	Aetna, Inc.	253,556
8,500	Amylin Pharmaceuticals, Inc. (a)	419,645
23,400	Celgene Corp. (a)	1,109,861
11,700	Covance, Inc. (a)	716,274
14,850	Humana, Inc. (a)	797,444
3,800	Intuitive Surgical, Inc. (a)	448,286
19,550	Pharmaceutical Product Development, Inc.	686,596
16,450	ResMed, Inc. (a)	772,328
8,300	Wellcare Health Plans, Inc. (a)	407,115
		5,611,105
	Industrials (18.5%)
11,750	Corrections Corporation of America (a)	622,045
6,750	CSX Corp.	475,470
7,050	Fluor Corp.	655,157
18,500	Gol-Linhas Aereas Inteligentes, ADR	656,750
18,200	JLG Industries, Inc.	409,500
12,200	Joy Global, Inc.	635,498
14,000	Manitowoc Company, Inc.	623,000

Shares or Principal Amount		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
9,200	McDermott International, Inc. (a)	$418,324
16,700	Monster Worldwide, Inc. (a)	712,422
24,300	Mueller Water Products Inc., Class A (a)	423,063
11,100	Precision Castparts Corp.	663,336
9,600	Rockwell Automation, Inc.	691,296
18,000	Trinity Industries, Inc.	727,199
		7,713,060
	Information Technology (13.3%)
17,400	Amdocs, Ltd. (a)	636,840
11,300	Amphenol Corp., Class A	632,348
10,000	Cognizant Technology Solutions Corp., Class A (a)	673,700
119,000	Conexant Systems, Inc. (a)	297,500
5,750	Garmin, Ltd.	606,280
12,550	Harris Corp.	520,951
17,150	Intersil Corp., Class A	398,738
15,300	Jabil Circuit, Inc.	391,680
17,300	MEMC Electronic Materials, Inc. (a)	648,750
12,000	Network Appliance, Inc. (a)	423,600
11,550	SunPower Corp., Class A (a)	323,631
		5,554,018
	Materials (2.6%)
12,000	Airgas, Inc.	447,000
18,100	Titanium Metals Corp. (a)	622,278
		1,069,278
	Telecommunication Services (3.1%)
14,100	American Tower Corp., Class A (a)	438,792
14,900	NII Holdings, Inc. (a)	840,062
		1,278,854
	Utilities (1.5%)
16,750	Allegheny Energy, Inc. (a)	620,923
	Total Common Stocks (Cost $29,890,359)	37,466,618
EXCHANGE TRADED FUNDS (6.8%)
14,900	iShares Russell Midcap Growth Index Fund	1,429,208
15,400	iShares Russell Midcap Index Fund	1,412,950
	Total Exchange Traded Funds (Cost $2,947,927)	2,842,158
REPURCHASE AGREEMENT (3.2%)
$1,324,866	U.S. Bank NA, 4.80%, dated 6/30/06, maturing 7/3/06, with a maturity value of $1,325,423 (Collateralized fully by U.S. Government Agencies)	1,324,866
	Total Repurchase Agreement (Cost $1,324,866)	1,324,866
Total Investments (Cost $34,163,152) — 100.0%		41,633,642
Net Other Assets (Liabilities) — 0.0%		10,533
NET ASSETS — 100.0%		$41,644,175

See page 10 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Large Cap Growth VIF

Schedule of Portfolio Investments
June 30, 2006 (Unaudited)

Shares		Fair Value
COMMON STOCKS (92.9%)
	Consumer Discretionary (9.8%)
10,500	American Eagle Outfitters, Inc.	$357,420
4,300	Best Buy Co., Inc.	235,812
7,225	Coach, Inc. (a)	216,028
7,000	Comcast Corp., Class A (a)	229,180
3,625	J.C. Penney Company, Inc.	244,724
3,750	Lowe's Companies, Inc.	227,513
11,800	Staples, Inc.	286,976
12,250	Starbucks Corp. (a)	462,559
		2,260,212
	Consumer Staples (6.7%)
9,550	Archer-Daniels-Midland Co.	394,224
7,500	CVS Corp.	230,250
4,000	Hershey Co. (The)	220,280
4,200	PepsiCo, Inc.	252,168
6,000	Procter & Gamble Co.	333,600
2,475	Wal-Mart Stores, Inc.	119,221
		1,549,743
	Energy (8.0%)
4,400	Baker Hughes, Inc.	360,139
6,375	Cameco Corp.	254,809
4,550	Halliburton Co.	337,656
3,800	Schlumberger Ltd.	247,418
5,000	Valero Energy Corp.	332,600
6,450	Weatherford International, Ltd. (a)	320,049
		1,852,671
	Financials (8.1%)
3,550	AllianceBernstein Holding LP	217,047
3,775	American International Group, Inc.	222,914
1,750	Bear Stearns Companies, Inc. (The)	245,139
13,350	Charles Schwab Corp. (The)	213,333
578	Chicago Mercantile Exchange Holdings, Inc.	283,884
1,550	Goldman Sachs Group, Inc. (The)	233,167
3,250	Merrill Lynch & Co., Inc.	226,070
3,125	Prudential Financial, Inc.	242,813
		1,884,367
	Health Care (16.8%)
3,375	Aetna, Inc.	134,764
5,050	AmerisourceBergen Corp.	211,696
3,173	Amgen, Inc. (a)	206,975
7,200	Amylin Pharmaceuticals, Inc. (a)	355,464
5,865	Caremark Rx, Inc.	292,488
7,750	Celgene Corp. (a)	367,583
3,200	Fisher Scientific International, Inc. (a)	233,760
2,875	Genentech, Inc. (a)	235,175
4,253	Gilead Sciences, Inc. (a)	251,607
6,500	Humana, Inc. (a)	349,050
4,449	Medco Health Solutions, Inc. (a)	254,839
4,550	Medtronic, Inc.	213,486
7,125	Novartis AG, ADR	384,179
1,800	Wellpoint, Inc . (a)	130,986
6,200	Wyeth	275,342
		3,897,394

Shares or Principal Amount		Fair Value
COMMON STOCKS — (continued)
	Industrials (22.0%)
7,407	Boeing Co.	$606,708
6,200	Caterpillar, Inc.	461,776
5,304	Danaher Corp.	341,153
4,250	Emerson Electric Co.	356,193
2,368	Fedex Corp.	276,724
3,800	Fluor Corp.	353,134
10,300	General Electric Co.	339,488
4,700	Illinois Tool Works, Inc.	223,250
4,500	Joy Global, Inc.	234,405
10,200	Monster Worldwide, Inc. (a)	435,132
5,450	Precision Castparts Corp.	325,692
4,000	Union Pacific Corp.	371,840
3,995	United Parcel Service, Inc., Class B	328,908
7,250	United Technologies Corp.	459,795
		5,114,198
	Information Technology (16.1%)
6,625	Agilent Technologies, Inc. (a)	209,085
3,650	Apple Computer, Inc. (a)	208,488
5,875	Broadcom Corp., Class A (a)	176,544
23,050	Cisco Systems, Inc. (a)	450,166
13,700	Corning, Inc. (a)	331,403
18,200	EMC Corp. (a)	199,654
655	Google, Inc. (a)	274,661
10,600	Hewlett-Packard Co.	335,808
4,050	Marvel Technology Group, Ltd. (a)	179,537
15,300	Microsoft Corp.	356,490
5,700	Motorola, Inc.	114,855
5,800	Paychex, Inc.	226,084
30,800	Oracle Corp. (a)	446,291
5,750	QUALCOMM, Inc.	230,403
		3,739,469
	Telecommunication Services (5.4%)
10,700	America Movil SA de CV, Series L, ADR	355,882
7,675	American Tower Corp., Class A (a)	238,846
9,100	AT&T, Inc.	253,799
6,950	NII Holdings, Inc. (a)	391,841
		1,240,368
	Total Common Stocks (Cost $20,104,497)	21,538,422
REPURCHASE AGREEMENT (7.0%)
$1,626,433	U.S. Bank NA, 4.80%, dated 6/30/06, maturing 7/3/06, with a maturity value of $1,627,117(Collateralized fully by U.S. Government Agencies)	1,626,433
	Total Repurchase Agreement (Cost $1,626,433)	1,626,433
Total Investments (Cost $21,730,930) — 99.9%		23,164,855
Net Other Assets (Liabilities) — 0.1%		15,847
NET ASSETS — 100.0%		$23,180,702

See page 10 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments
June 30, 2005 (Unaudited)

Shares	Fair Value

AFFILIATED INVESTMENT COMPANIES (99.8%)
469,848	BB&T Equity Index Fund, Class A	$4,007,802
415,021	BB&T International Equity Fund, Institutional Class	4,473,924
501,792	BB&T Large Cap Fund, Institutional Class	9,654,478
703,682	BB&T Large Cap Growth Fund, Institutional Class	6,347,211
105,294	BB&T Mid Cap Growth Fund, Institutional Class	1,444,639
168,059	BB&T Mid Cap Value Fund, Institutional Class	2,178,038
152,625	BB&T Small Cap Fund, Institutional Class	2,306,171
1,526,712	BB&T U.S. Treasury Money Market Fund, Institutional Class	1,526,712
		31,938,975
	Total Affiliated Investment Companies (Cost $29,397,081)	31,938,975
Total Investments (Cost $29,397,081) — 99.8%		31,938,975
Net Other Assets (Liabilities) — 0.2%		79,761
NET ASSETS — 100.0%		$32,018,736

See page 10 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments
June 30, 2006 (Unaudited)

	Shares	Fair Value
COMMON STOCKS (98.6%)
	Basic Materials (7.5%)
25,500	Aracruz Celulose SA, ADR	$1,336,710
36,000	Dow Chemical Co. (The)	1,405,080
		2,741,790
	Consumer Discretionary (18.2%)
47,000	Comcast Corp., Class A (a)	1,538,780
11,500	Costco Wholesale Corp.	656,995
23,515	Laureate Education, Inc. (a)	1,002,444
65,340	News Corp., Class A	1,253,221
52,800	WCI Communities, Inc. (a)	1,063,392
22,800	YUM! Brands, Inc.	1,146,156
		6,660,988
	Consumer Staples (3.5%)
44,600	Smithfield Foods, Inc. (a)	1,285,818
	Energy (18.2%)
21,300	Apache Corp.	1,453,725
34,000	CONSOL Energy, Inc.	1,588,480
15,000	Noble Corp.	1,116,300
23,300	Pioneer Natural Resources Co.	1,081,353
29,200	Weatherford International, Ltd. (a)	1,448,904
		6,688,762
	Financials (5.7%)
2,600	Markel Corp. (a)	902,200
17,500	Wells Fargo & Co.	1,173,900
		2,076,100
	Health Care (22.2%)
13,000	Amgen, Inc. (a)	847,990
15,750	Bard (C.R.), Inc.	1,153,845
105,248	Emdeon Corp. (a)	1,306,128
31,355	Kos Pharmaceuticals, Inc. (a)	1,179,575
16,400	Laboratory Corporation of America Holdings (a)	1,020,572
23,300	Manor Care, Inc.	1,093,236
72,301	MedCath Corp. (a)	1,362,151
4,300	UnitedHealth Group, Inc.	192,554
		8,156,051

	Shares or Principal Amount	Fair Value
COMMON STOCKS — (continued)
	Industrials (10.2%)
15,500	L-3 Communications Holdings, Inc.	$1,169,010
81,330	Nalco Holdings Co. (a)	1,433,848
14,000	PACCAR, Inc.	1,153,320
		3.756,178
	Information Technology (13.1%)
48,700	Activision, Inc. (a)	554,206
205,680	ARM Holdings PLC, ADR	1,287,557
44,700	ATI Technologies, Inc. (a)	652,620
29,600	Fair Issac Corp.	1,074,776
78,350	Symantec Corp. (a)	1,217,559
		4,786,718
	Total Common Stocks (Cost $31,125,868)	36,152,405
REPURCHASE AGREEMENT (1.9%)
$705,337	U.S. Bank NA, 4.80%, dated 6/30/06, maturing 7/3/06, with a maturity value of $705,634 (Collateralized fully by U.S. Government Agencies)	705,337
	Total Repurchase Agreement (Cost $705,337)	705,337
Total Investments (Cost $31,831,205) — 100.5%		36,857,742
Net Other Assets (Liabilities) — (0.5)%		(189,552)
NET ASSETS — 100.0%		$36,668,190

See page 10 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments
June 30, 2006 (Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS (34.0%)
	Aerospace & Defense (0.4%)
$85,000	Raytheon Co., 6.15%, 11/1/08	$85,831
	Airlines (0.7%)
155,000	Sousthwest Airlines Co., 5.25%, 10/1/14	145,903
	Auto — Cars/Light Trucks (0.6%)
125,000	DaimlerChrysler NA Holdings, 4.875%, 6/15/10	119,488
	Banking & Financial Services (25.9%)
87,000	Bank of America Commercial Mortgage, Inc., Series 2004-6 Class A5, 4.81%, 12/10/42	80,935
35,000	Bank of America Corp., 4.25%, 10/1/10	33,192
155,000	Boeing Capital Corp., 7.375%, 9/27/10	164,685
184,000	Centex Home Equity, Series 2005-C, Class AF6, 4.64%, 6/25/35	173,915
120,000	Chase Credit Card Master Trust, 5.31%, Series 2003-3, Class A 10/15/10 (c) *	120,240
345,000	Chase Funding Mortgate Loan Asset-Backed, Series 2003-4, Class 1A5, 5.42%, 5/25/33	334,933
82,000	CIT Group, Inc., 5.00%, 2/13/14	76,649
120,000	CIT Group, Inc., 5.72%, Series 2006-C4, Class A2, 3/15/49	119,506
220,000	Countrywide Asset-Backed Certificates, 6.05%, Series 2006-11, Class 1AF3 12/25/08	219,562
490,000	Countrywide Asset-Backed Certificates, Series 2004-3, Class 3A3, 5.46%, 8/25/34 (c) *	491,944
284,000	Countrywide Asset-Backed Certificates, Series 2005-4 Class 3AV2, 5.29%, 10/25/35 (c) *	284,280
250,000	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A2, 3.52%, 1/15/37	239,286
192,000	Gatx Financial Corp., 5.125%, 4/15/10	185,847
310,000	GE Capital Commercial Mortgage Corp., Series 2004-C1, Class A2, 3.915%, 11/10/38	293,191
190,000	JP Morgan Chase Commercial Mortgage Securities Co., 5.875%, Series 2006-LDP7, 4/15/45, Class A3A	189,466
163,000	Lehman Brothers Holdings, Series MTNG, 4.80%, 3/13/14	150,697
190,000	Merrill Lynch & Co., 6.00%, 2/17/09	191,261
170,000	Morgan Stanley, 4.25%, 5/15/10	160,502
480,000	Residential Asset Mortgage Products, Inc., Series 2005-RZ4, Class A2, 5.34%, 11/25/35 (c) *	480,790
408,000	Residential Asset Securities Corp., Series 2005-KS6, Class A2, 5.23%, 7/25/35 (c) *	408,175
170,000	Structured Asset Investment Loan Trust, Series 2005-11, Class A6, 5.30%, 1/25/36 (c) *	170,337
147,000	Synovus Financial, 4.875%, 2/15/13	138,998
175,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4, 5.42%, 1/15/45	168,789
140,000	Wachovia Corp., 4.375%, 6/1/10	133,874
180,000	Wells Fargo Home Equity Trust, Series 2004-2, Class AI3, 3.97%, 9/25/24	177,811
		5,188,865

	Principal Amount	Fair Value
CORPORATE BONDS — (continued)
	Computer Services (1.0%)
$195,000	Electronic Data Systems, Series B, 6.50%, 8/1/13 *	$192,371
	Correctional Institutions (0.5%)
102,000	Corrections Corp of America, 6.25%, 3/15/13	95,880
	Hotels & Motels (0.3%)
50,000	ITT Corp (New), 7.375%, 11/15/15	50,375
	Office Automation & Equipment (0.2%)
50,000	Xerox Corp., 6.40%, 3/15/16	47,188
	Paper & Related Products (0.9%)
172,000	International Paper Co., 6.75%, 9/1/11	177,718
	Retail (0.4%)
75,000	Lowe's Cos., Inc., 8.25%, 6/1/10	81,807
	Telecommunications (1.5%)
75,000	American Movil SA de CV, 5.75%, 1/15/15	69,879
170,000	Motorola, Inc., 7.50%, 5/15/25	185,980
45,000	Sprint Capital Corp., 6.875%, 11/15/28	45,333
		301,192
	Utilities (1.6%)
215,000	American Electric Power, Series C, 5.375%, 3/15/10	211,632
105,000	General Electric Co., 5.00%, 2/1/13	100,573
		312,205
	Total Corporate Bonds (Cost $6,963,702)	6,798,823
MORTGAGE-BACKED SECURITIES (34.5%)
	Federal Home Loan Mortgage Corp. (9.3%)
659,351	6.00%, 10/1/19, Pool # G11679	660,816
90,626	5.50%, 11/1/20, Pool # J02711	88,901
161,689	4.50%, 6/1/35, Pool # G01842	146,687
148,834	5.50%, 7/1/35, Pool # A36540	143,046
109,561	6.00%, 7/1/35, Pool # A36304	107,887
89,188	5.50%, 12/1/35, Pool # A40359	85,720
177,115	6.00%, 1/1/36, Pool # A42269	174,409
276,599	5.50%, 2/1/36, Pool # G08111	265,684
198,523	5.50%, 4/1/36, Pool # A44445	190,690
		1,863,840
	Federal National Mortgage Association (17.4%)
118,863	4.50%, 10/1/18, Pool # 752030	112,346
82,623	5.50%, 11/1/20, Pool # 843972	81,102
95,664	5.50%, 12/1/20, Pool # 831138	93,903
219,118	5.50%, 5/1/21, Pool # 895628	215,085
1,084,869	5.50%, 1/1/34, Pool # 757571	1,042,063
256,024	6.00%, 9/1/34, Pool # 790912	252,497
312,968	6.50%, 9/1/34, Pool # 796569	314,641
314,895	6.00%, 2/1/35, Pool # 735269	309,984
227,780	7.00%, 6/1/35, Pool # 255820	233,029
130,297	5.00%, 9/1/35, Pool # 757857	121,801
117,439	5.50%, 2/1/36, Pool #256101	112,879
75,143	6.00%, 2/1/36, Pool # 865639	73,971
119,876	6.00%, 5/1/36, Pool #891591	118,006
405,000	6.00%, 7/15/36, Pool # 40785 (b)	398,546
		3,479,853

  Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)
June 30, 2006 (Unaudited)

	Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Government National Mortgage Association (7.8%)
$1,640,000	5.00%, 7/15/36, Pool # 5124 (b)	$1,551,850
	Total Mortgage-Backed Securities (Cost $7,087,255)	6,895,543
MUNICIPAL BONDS (6.0%)
	California (1.6%)
230,000	Fresno County Pension Obligation, Series A, 4.20%, 8/15/13, FGIC	210,847
110,000	San Bernardino County Financing Authority, Pension Obligation Revenue, 6.87%, 8/1/08, MBIA	112,805
		323,652
	Florida (1.2%)
35,000	Gainesville, Florida Post Taxable-Retiree Health Care Plan, 4.68%, 10/1/13	32,924
125,000	Gainesville, Florida Post Taxable-Retiree Health Care Plan, 4.71%, 10/1/14	116,932
45,000	Palm Beach County, Florida, 5.735%, 6/1/12	45,112
45,000	Palm Beach County, Florida, 5.78%, 6/1/13	45,135
		240,103
	Illinois (0.9%)
105,000	Chicago, Series B, 5.25%, 1/1/12, XLCA	102,891
85,000	Illinois State, 3.75%, 6/1/12	76,832
		179,723
	New York (1.6%)
125,000	New York State, Series D, 5.20%, 4/15/11	122,642
105,000	New York State, Series D, 5.21%, 4/15/12	103,075
100,000	Sales Tax Asset Receivables Corp., Series B, 4.06%, 10/15/10, FGIC	94,073
		319,790
	Texas (0.7%)
155,000	Brownsville Utility System, Series B, 4.92%, 9/1/14, AMBAC	147,219
	Total Municipal Bonds (Cost $1,237,422)	1,210,487

	Principal Amount	Fair Value
U.S. GOVERNMENT AGENCIES (7.3%)
	Federal Home Loan Bank (1.8%)
$110,000	4.85%, 8/10/10, Callable 8/10/06 @ 100	$107,052
245,000	5.875%, 2/15/11	247,962
		355,014
	Federal Home Loan Mortgage Corp. (2.3%)
125,000	Series MTN, 4.50%, 6/15/10, Callable 6/15/07 @ 100	120,404
350,000	4.875%, 11/15/13	336,774
		457,178
	Federal National Mortgage Association (3.2%)
452,000	6.625%, 11/15/10	471,863
176,000	6.125%, 3/15/12	181,328
		653,191
	Total U.S. Government Agencies (Cost $1,488,612)	1,465,383
U.S. TREASURY BONDS (11.1%)
1,701,000	8.875%, 8/15/17	2,219,672
	Total U.S. Treasury Bonds (Cost $2,246,010)	2,219,672
U.S. TREASURY NOTES (14.8%)
367,000	4.50%, 2/28/11	357,854
279,000	2.375%, 4/15/11	282,118
755,000	4.875%, 4/30/11	747,303
228,000	4.875%, 5/31/11	225,684
1,432,000	4.00%, 11/15/12	1,345,968
	Total U.S. Treasury Notes (Cost $2,978,538)	2,958,927
REPURCHASE AGREEMENT (2.8%)
562,327	U.S. Bank NA, 4.80%, dated 6/30/06, maturing 7/3/06, with a maturity value of $562,564 (Collateralized fully by U.S. Government Agencies)	562,327
	Total Repurchase Agreement (Cost $562,327)	562,327
Total Investments (Cost $22,563,866) — 110.5%		22,111,162
Net Other Assets (Liabilities) — (10.5)%		(2,096,502)
NET ASSETS — 100.0%		$20,014,660

See page 10 for footnote legend to the Schedules of Portfolio Investments.

See accompanying notes to the financial statements.

Footnote Legend to the Schedules of Portfolio Investments

June 30, 2006 (Unaudited)

(a)  Represents non-income producing security.

(b)  Represents a security purchased on a when-issued basis. At June 30, 2006, total cost of investments purchased on a when-issued basis for the BB&T Total Return Bond VIF was $1,971,205.

(c)  Represents that all or a portion of security was pledged as collateral for securities purchased on a when-issued basis at June 30, 2006.

*  The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2006. The maturity date reflected is the final maturity date.

ADR — American Depositary Receipt.

AMBAC — Insured by AMBAC Indemnity Corp.

FGIC — Insured by Financial Guaranty Insurance Corp.

MBIA — Insured by the Municipal Bond Insurance Association.

NA — North America.

REIT — Real Estate Investment Trust.

XLCA — Insured by XL Capital Assurance.

See accompaying notes to financial statements.

(This page has been left blank intentionally.)

BB&T Variable Insurance Funds

Statements of Assets and Liabilities
June 30, 2006 (Unaudited)

	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Large Cap Growth VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Assets:
Investments:
Unaffiliated investments, at cost	$93,731,105	$32,838,286	$20,104,497	$—	$31,125,868	$22,001,539
Investment in affiliates, at cost	—	—	—	29,397,081	—	—
Investments, at cost	93,731,105	32,838,286	20,104,497	29,397,081	31,125,868	22,001,539
Unrealized appreciation (depreciation)	15,907,467	7,470,490	1,433,925	2,541,894	5,026,537	(452,704)
Investments, at value	109,638,572	40,308,776	21,538,422	31,938,975	36,152,405	21,548,835
Repurchase agreements, at cost	7,262,814	1,324,866	1,626,433	—	705,337	562,327
Interest and dividends receivable	156,062	10,133	10,653	78,888	20,855	192,993
Receivable for investments sold	1,864,916	—	—	—	96,938	—
Receivable for capital shares issued	44,637	20,980	18,991	3,466	16,486	13,724
Prepaid and other expenses	15,200	965	607	729	782	463
Total Assets	118,982,201	41,665,720	23,195,106	32,022,058	36,992,803	22,318,342
Liabilities:
Call options written (premiums received $0; $0; $0; $0; $110,988; $0)	—	—	—	—	234,800	—
Payable for investments purchased	3,626,802	—	—	—	56,457	2,285,664
Payable for capital shares redeemed	674	118	85	1,325	—	364
Accrued expenses and other payables:
Investment advisory fees	47,011	16,470	9,345	—	23,267	8,145
Administration fees	10,586	3,684	2,101	—	3,245	1,828
Fund accounting fees	940	329	187	257	291	163
Transfer agency fees	1,065	454	312	397	416	288
Compliance service fees	1,248	475	252	348	453	217
Trustee fees	43	15	9	12	13	8
Other	—	—	2,113	983	5,671	7,005
Total Liabilities	3,688,369	21,545	14,404	3,322	324,613	2,303,682
Net Assets:
Capital	90,756,630	28,020,232	21,358,923	28,350,971	29,300,519	20,765,560
Accumulated net investment income (loss)	(313)	(20,671)	(85)	74,210	(846)	80,303
Accumulated realized gains/(losses) from investment transactions	8,630,048	6,174,124	387,939	1,051,661	2,465,792	(378,499)
Net unrealized appreciation/ depreciation on investments	15,907,467	7,470,490	1,433,925	2,541,894	4,902,725	(452,704)
Net Assets	$115,293,832	$41,644,175	$23,180,702	$32,018,736	$36,668,190	$20,014,660

Outstanding Units of Beneficial Interest (Shares)	7,841,644	2,616,969	2,295,098	2,944,040	2,673,953	2,080,189

Net Asset Value — offering and redemption price per share	$14.70	$15.91	$10.10	$10.88	$13.71	$9.62

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Operations
For the Six Months Ended June 30, 2006 (Unaudited)

	BB&T Large Cap VIF	BB&T Mid Cap GrowthVIF	BB&T Large Cap Growth VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Investment Income:
Interest income	$108,164	$25,900	$14,211	$—	$62,722	$480,787
Dividend income	1,429,360	284,866	127,571	—	139,567	—
Dividend income from affiliates	—	—	—	210,287	—	—
Total Investment Income:	1,537,524	310,766	141,782	210,287	202,289	480,787
Expenses:
Investment advisory fees	431,210	156,147	87,204	38,371	137,616	57,383
Administration fees	65,777	23,814	13,302	17,321	19,413	10,795
Fund accounting fees	13,147	5,531	3,567	3,453	4,392	4,693
Transfer agency fees	5,828	2,110	1,179	1,535	1,720	957
Compliance service fees	6,111	2,391	1,493	1,918	1,605	996
Custodian fees	4,547	1,852	1,129	1,464	1,103	590
Professional fees	43,346	16,963	10,305	13,061	13,253	7,677
Trustee fees	7,140	2,757	1,678	2,092	2,298	1,395
Other	2,364	596	427	709	753	477
Total expenses before waivers	579,470	212,161	120,284	79,924	182,153	84,963
Less expenses waived by the Investment Advisor	(142,272)	(50,642)	(28,462)	(38,371)	—	(11,270)
Less expenses waived by the Administrator	—	—	—	(17,321)	—	—
Net Expenses	437,198	161,519	91,822	24,232	182,153	73,693
Net Investment Income (Loss)	1,100,326	149,247	49,960	186,055	20,136	407,094
Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on option contracts	—	—	—	—	(22,289)	—
Net realized gains (losses) from investment securities	9,541,014	3,798,257	445,396	—	678,852	(273,502)
Net realized gains (losses) on investments with affiliates	—	—	—	5,588	—	—
Change in unrealized appreciation/ depreciation of investment securities	(3,775,135)	(3,309,929)	(881,175)	936,942	1,945,827	(326,570)
Net realized/unrealized gains (losses) on investments	5,765,879	488,328	(435,779)	942,530	2,602,390	(600,072)
Change in net assets from operations	$6,866,205	$637,575	$(385,819)	$1,128,585	$2,622,526	$(192,978)

See accompanying notes to the financial statements.

BB&T Variable Insurance Funds

Statements of Changes in Net Assets

	BB&T Large Cap VIF		BB&T Mid Cap Growth VIF		BB&T Large Cap Growth VIF
	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities
Operations:
Net investment income (loss)	$1,100,326	$2,187,602	$149,247	$(94,866)	$49,960	$90,564
Net realized gains (losses) on investments	9,541,014	5,648,845	3,798,257	2,740,583	445,396	761,512
Change in unrealized appreciation/depreciation of investment securities	(3,775,135)	(351,242)	(3,309,929)	2,171,358	(881,175)	(393,355)
Change in net assets from operations	6,866,205	7,485,205	637,575	4,817,075	(385,819)	458,721
Dividends to Shareholders:
Net investment income	(1,125,016)	(2,163,186)	(169,918)	—	(50,045)	(91,612)
Net realized gains from investment transactions	—	—	—	—	—	—
Change in net assets from shareholder dividends	(1,125,016)	(2,163,186)	(169,918)	—	(50,045)	(91,612)
Capital Transactions:
Proceeds from shares issued	1,562,375	2,804,935	3,491,314	3,785,288	891,312	1,803,928
Dividends reinvested	1,125,016	2,712,897	169,918	—	50,045	183,178
Value of shares redeemed	(6,782,744)	(8,803,839)	(1,575,212)	(1,919,195)	(847,962)	(1,130,736)
Change in net assets from capital transactions	(4,095,353)	(3,286,007)	2,086,020	1,866,093	93,395	856,370
Change in net assets	1,645,836	2,036,012	2,553,677	6,683,168	(342,469)	1,223,479
Net Assets:
Beginning of period	113,647,996	111,611,984	39,090,498	32,407,330	23,523,171	22,299,692
End of period	$115,293,832	$113,647,996	$41,644,175	$39,090,498	$23,180,702	$23,523,171

Accumulated net investment income (loss)	$(313)	$24,377	$(20,671)	$—	$(85)	$—

Share Transactions:
Issued	106,559	208,216	210,948	266,255	86,236	180,801
Reinvested	76,380	199,567	9,914	—	4,797	18,107
Redeemed	(461,781)	(646,756)	(98,078)	(138,285)	(81,206)	(111,804)
Change in Shares	(278,842)	(238,973)	122,784	127,970	9,827	87,104

See accompanying notes to the financial statements.

	BB&T Capital Manager Equity VIF		BB&T Special Opportunities Equity VIF		BB&T Total Return Bond VIF
	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005	For the Six Months Ended June 30, 2006	For the Year Ended December 31, 2005
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities
Operations:
Net investment income (loss)	$186,055	$453,684	$20,136	$(76,916)	$407,094	$577,698
Net realized gains (losses) on investments	5,588	1,497,425	656,563	1,886,143	(273,502)	(4,837)
Change in unrealized appreciation/depreciation of investment securities	936,942	(123,802)	1,945,827	(87,895)	(326,570)	(180,295)
Change in net assets from operations	1,128,585	1,827,307	2,622,526	1,721,332	(192,978)	392,566
Dividends to Shareholders:
Net investment income	(155,462)	(410,067)	(20,982)	—	(404,503)	(617,780)
Net realized gains from investment transactions	—	—	—	(425,936)	—	(50,547)
Change in net assets from shareholder dividends	(155,462)	(410,067)	(20,982)	(425,936)	(404,503)	(668,327)
Capital Transactions:
Proceeds from shares issued	2,750,292	2,201,817	3,106,198	9,603,027	1,625,853	2,753,417
Dividends reinvested	155,462	481,528	20,982	425,882	404,503	704,135
Value of shares redeemed	(582,149)	(989,412)	(828,776)	(599,801)	(194,930)	(57,671)
Change in net assets from capital transactions	2,323,605	1,693,933	2,298,404	9,429,108	1,835,426	3,399,881
Change in net assets	3,296,728	3,111,173	4,899,948	10,724,504	1,237,945	3,124,120
Net Assets:
Beginning of period	28,722,008	25,610,835	31,768,242	21,043,738	18,776,715	15,652,595
End of period	$32,018,736	$28,722,008	$36,668,190	$31,768,242	$20,014,660	$18,776,715

Accumulated net investment income (loss)	$74,210	$43,617	$(846)	$—	$80,303	$77,712

Share Transactions:
Issued	249,958	218,620	232,337	779,800	166,755	274,427
Reinvested	14,160	46,889	1,530	33,720	41,529	70,239
Redeemed	(52,958)	(96,369)	(61,380)	(48,297)	(19,971)	(5,756)
Change in Shares	211,160	169,140	172,487	765,223	188,313	338,910

BB&T Variable Insurance Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.****

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Return of Capital		Net realized gains on investments	Total Distributions
BB&T Large Cap VIF
For the Six Months Ended June 30, 2006 (Unaudited)	$14.00	0.14	0.70	0.84	(0.14)	—		—	(0.14)
Year Ended December 31, 2005	$13.35	0.26	0.65	0.91	(0.26)	—		—	(0.26)
Year Ended December 31, 2004	$12.00	0.22	1.35	1.57	(0.22)	—		—	(0.22)
Year Ended December 31, 2003	$9.88	0.19	2.12	2.31	(0.19)	(0.00	)(b)	—	(0.19)
Year Ended December 31, 2002	$12.50	0.17	(2.62)	(2.45)	(0.17)	—		—	(0.17)
Year Ended December 31, 2001	$12.66	0.17	(0.16)	0.01	(0.17)	—		—	(0.17)
BB&T Mid Cap Growth VIF
For the Six Months Ended June 30, 2006 (Unaudited)	$15.67	0.06	0.25	0.31	(0.07)	—		—	(0.07)
Year Ended December 31, 2005	$13.70	(0.04)	2.01	1.97	—	—		—	—
Year Ended December 31, 2004	$11.69	(0.05)	2.06	2.01	—	—		—	—
Year Ended December 31, 2003	$8.56	(0.06)	3.19	3.13	—	—		—	—
Year Ended December 31, 2002	$10.70	(0.09)	(2.05)	(2.14)	—	—		—	—
October 15, 2001 to December 31, 2001 (a)	$10.00	(0.01)	0.71	0.70	—	—		—	—
BB&T Large Cap Growth VIF
For the Six Months Ended June 30, 2006 (Unaudited)	$10.29	0.02	(0.19)	(0.17)	(0.02)	—		—	(0.02)
Year Ended December 31, 2005	$10.14	0.04	0.15	0.19	(0.04)	—		—	(0.04)
Year Ended December 31, 2004	$9.64	0.04	0.50	0.54	(0.04)	—		—	(0.04)
Year Ended December 31, 2003	$7.53	(0.02)	2.13	2.11	—	—		—	—
Year Ended December 31, 2002	$10.83	(0.06)	(3.24)	(3.30)	—	—		—	—
October 15, 2001 to December 31, 2001 (a)	$10.00	(0.01)	0.84	0.83	—	—		—	—
BB&T Capital Manager Equity VIF***
For the Six Months Ended June 30, 2006 (Unaudited)	$10.51	0.06	0.36	0.42	(0.05)	—		—	(0.05)
Year Ended December 31, 2005	$9.99	0.17	0.50	0.67	(0.15)	—		—	(0.15)
Year Ended December 31, 2004	$8.99	0.07	1.00	1.07	(0.07)	—		—	(0.07)
Year Ended December 31, 2003	$7.19	0.03	1.80	1.83	(0.03)	—		—	(0.03)
Year Ended December 31, 2002	$9.28	0.01	(1.98)	(1.97)	(0.01)	—		(0.11)	(0.12)
May 1, 2001 to December 31, 2001 (a)	$10.00	0.01	(0.72)	(0.71)	(0.01)	—		—	(0.01)
BB&T Special Opportunities Equity VIF
For the Six Months Ended June 30, 2006 (Unaudited)	$12.70	0.01	1.01	1.02	(0.01)	—		—	(0.01)
Year Ended December 31, 2005	$12.12	(0.03)	0.79	0.76	—	—		(0.18)	(0.18)
July 22, 2004 to December 31, 2004 (a)	$10.00	(0.04)	2.16	2.12	—	—		—	—
BB&T Total Return Bond VIF
For the Six Months Ended June 30, 2006 (Unaudited)	$9.92	0.20	(0.30)	(0.10)	(0.20)	—		—	(0.20)
Year Ended December 31, 2005	$10.08	0.33	(0.10)	0.23	(0.36)	—		(0.03)	(0.39)
July 22, 2004 to December 31, 2004 (a)	$10.00	0.10	0.08	0.18	(0.10)	—		—	(0.10)

  *  During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

  **  Total return ratios are based on a share outstanding throughout the period and assume reinvestment of distributions at a net asset value.

  ***  The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

  ****  The per share amounts and ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund's shares.

  (a)  Period from commencement of operations.

  (b)  Amount is less than $0.005.

  (c)  Not annualized for periods less than one year.

  (d)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

			Ratios/Supplementary Data
	Net Asset Value, End of Period	Total Return** (c)	Net Assets, End of Period (000)	Ratio of expenses to average net assets (d)	Ratio of net investment income (loss) to average net assets (d)	Ratio of expenses to average net assets* (d)	Portfolio turnover rate (c)
BB&T Large Cap VIF
For the Six Months Ended June 30, 2006 (Unaudited)	$14.70	6.02%	$115,294	0.75%	1.89%	0.99%	27.87%
Year Ended December 31, 2005	$14.00	6.90%	$113,648	0.79%	1.95%	1.05%	21.76%
Year Ended December 31, 2004	$13.35	13.18%	$111,612	0.81%	1.77%	1.10%	12.91%
Year Ended December 31, 2003	$12.00	23.62%	$94,683	0.88%	1.82%	1.17%	13.96%
Year Ended December 31, 2002	$9.88	(19.64)%	$63,667	0.84%	1.57%	1.13%	15.24%
Year Ended December 31, 2001	$12.50	0.16%	$77,796	0.86%	1.17%	1.15%	14.47%
BB&T Mid Cap Growth VIF
For the Six Months Ended June 30, 2006 (Unaudited)	$15.91	1.93%	$41,644	0.77%	0.71%	1.01%	65.22%
Year Ended December 31, 2005	$15.67	14.38%	$39,090	0.78%	(0.28)%	1.10%	113.04%
Year Ended December 31, 2004	$13.70	17.19%	$32,407	0.83%	(0.44)%	1.22%	135.55%
Year Ended December 31, 2003	$11.69	36.57%	$23,903	0.98%	(0.78)%	1.37%	113.75%
Year Ended December 31, 2002	$8.56	(20.00)%	$10,864	1.23%	(1.05)%	1.62%	96.89%
October 15, 2001 to December 31, 2001 (a)	$10.70	7.00%	$10,713	1.19%	(0.55)%	1.58%	3.82%
BB&T Large Cap Growth VIF
For the Six Months Ended June 30, 2006 (Unaudited)	$10.10	(1.64)%	$23,181	0.78%	0.42%	1.02%	73.55%
Year Ended December 31, 2005	$10.29	1.88%	$23,523	0.79%	0.40%	1.14%	91.61%
Year Ended December 31, 2004	$10.14	5.63%	$22,300	0.86%	0.46%	1.26%	119.90%
Year Ended December 31, 2003	$9.64	28.02%	$18,464	1.04%	(0.32)%	1.44%	90.57%
Year Ended December 31, 2002	$7.53	(30.47)%	$9,328	1.31%	(0.73)%	1.71%	93.65%
October 15, 2001 to December 31, 2001 (a)	$10.83	8.30%	$10,876	1.19%	(0.32)%	1.59%	16.20%
BB&T Capital Manager Equity VIF***
For the Six Months Ended June 30, 2006 (Unaudited)	$10.88	4.03%	$32,019	0.16%	1.21%	0.52%	0.83%
Year Ended December 31, 2005	$10.51	6.77%	$28,722	0.26%	1.68%	0.55%	3.24%
Year Ended December 31, 2004	$9.99	11.91%	$25,611	0.34%	0.75%	0.54%	1.09%
Year Ended December 31, 2003	$8.99	25.47%	$20,606	0.56%	0.40%	0.66%	10.06%
Year Ended December 31, 2002	$7.19	(21.25)%	$14,804	0.64%	0.15%	0.74%	3.47%
May 1, 2001 to December 31, 2001 (a)	$9.28	(7.08)%	$16,295	0.54%	0.18%	0.63%	9.18%
BB&T Special Opportunities Equity VIF
For the Six Months Ended June 30, 2006 (Unaudited)	$13.71	8.01%	$36,668	1.06%	0.12%	1.06%	25.51%
Year Ended December 31, 2005	$12.70	6.29%	$31,768	1.23%	(0.28)%	1.23%	42.15%
July 22, 2004 to December 31, 2004 (a)	$12.12	21.20%	$21,044	1.45%	(0.76)%	1.45%	13.81%
BB&T Total Return Bond VIF
For the Six Months Ended June 30, 2006 (Unaudited)	$9.62	(0.97)%	$20,015	0.77%	4.26%	0.89%	97.30%
Year Ended December 31, 2005	$9.92	2.29%	$18,777	1.00%	3.38%	1.12%	196.66%
July 22, 2004 to December 31, 2004 (a)	$10.08	1.76%	$15,653	1.29%	2.34%	1.29%	36.74%

BB&T Variable Insurance Funds

Notes to Financial Statements
June 30, 2006 (Unaudited)

1.  Organization:

The BB&T Variable Insurance Funds (the "Trust") was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Large Cap VIF (formerly known as the BB&T Large Cap Value VIF), the BB&T Mid Cap Growth VIF, the BB&T Large Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a "Fund" and collectively as the "Funds"). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF (the "Fund of Funds") invests in other investment companies as opposed to individual securities. Prior to May 1, 2005 the Funds operated as a separate series of the Variable Insurance Funds, an investment company organized as a Massachusetts business trust and registered under the 1940 Act as a diversified, open-end management investment company.

Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund of Funds seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the "Underlying Funds"). The Fund of Funds purchases shares of the Underlying Funds at net asset value and without sales charge.

Securities Valuation—Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price.

Securities Transactions and Related Income—During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

When-Issued Securities—The Funds, may purchase securities on a "when-issued" basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued securities and any subsequent fluctuation in their value is taken into account

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)
June 30, 2006 (Unaudited)

when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on "when-issued" securities until the underlying securities are received.

Repurchase Agreements—The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. ("BB&T") or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest. Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Option Contracts—The Funds may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The BB&T Special Opportunities Equity VIF had the following transactions in call options written during the period ended June 30, 2006:

	BB&T Special Opportunities Equity VIF
Call Options Written	Number of Contracts	Premiums Received
Balance at beginning of period	65	$4,501
Options written	1,031	200,032
Options closed	(310)	(78,220)
Options expired	(306)	(15,325)
Options exercised	—	—
Balance at end of period	480	$110,988

The following is a summary of options outstanding as of June 30, 2006:

Security
BB&T Special Opportunities Equity VIF	Number of Contracts	Fair Value
Consol Energy, Inc. $47.50, 1/20/07	200	$120,000
Consol Energy, Inc. $50.00, 1/20/07	140	75,600
PACCAR, Inc., $90.00, 11/18/06	140	39,200
		$234,800

Dividends and Distributions—Dividends from net investment income are declared and paid quarterly for the Funds, with the exception of the BB&T Total Return Bond VIF, in which case dividends from net investment income are declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually.

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)
June 30, 2006 (Unaudited)

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital or return of capital.

Federal Income Taxes—It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax return to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

Other—Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the BB&T Variable Insurance Funds and BB&T Funds Trusts, based upon relative net assets or on another reasonable basis. BB&T serves as the Investment Advisor for the BB&T Variable Insurance Funds and BB&T Funds Trusts.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term and U.S. Government securities) for the period ended June 30, 2006 are as follows:

	Purchases	Sales
BB&T Large Cap VIF	$31,324,373	$38,098,399
BB&T Mid Cap Growth VIF	28,405,087	26,196,033
BB&T Large Cap Growth VIF	16,804,014	17,331,298
BB&T Capital Manager Equity VIF	1,895,000	245,000
BB&T Special Opportunities Equity VIF	13,138,708	8,223,628
BB&T Total Return Bond VIF	22,363,790	19,296,984

Purchases and sales of long-term U.S. Government Securities for the period ended June 30, 2006 for the BB&T Total Return Bond VIF were $5,839,935 and $3,505,807, respectively.

4.  Related Party Transactions:

Investment advisory services are provided to the Funds by BB&T. Under the terms of the Investment Advisory Agreement, BB&T is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as "Investment Advisory Fees". BB&T voluntarily waived investment advisory fees and are included on the Statements of Operations as "Less expenses waived by the Investment Advisor".

Information regarding these transactions is as follows for the period ended June 30, 2006:

	Contractual Fee Rate	Fee Rate after Voluntary Waiver
BB&T Large Cap Value VIF	0.74%	0.50%
BB&T Mid Cap Growth VIF	0.74%	0.50%
BB&T Large Cap Growth VIF	0.74%	0.50%
BB&T Capital Manager Equity VIF	0.25%	0.00%
BB&T Special Opportunities Equity VIF	0.80%	0.80%
BB&T Total Return Bond VIF	0.60%	0.50%

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)
June 30, 2006 (Unaudited)

Pursuant to a Sub-Advisory agreement with BB&T, Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, serves as the Sub-Advisor to the BB&T Special Opportunities Equity VIF, subject to the general supervision of the Trusts' Board of Trustees and BB&T. Pursuant to a Sub-Advisory agreement with BB&T, Sterling Capital Management LLC, a wholly owned subsidiary of BB&T Corporation, serves as the Sub-Advisor to the BB&T Total Return Bond VIF, subject to the general supervision of the Trusts' Board of Trustees and BB&T. For their services, the Sub-Advisors are entitled to a fee, payable by BB&T.

BB&T serves the Funds as administrator. BB&T receives compensation for providing administration services at a rate of 0.12% of the BB&T Funds and BB&T Variable Insurance Funds aggregate average daily net assets up to $5 billion and a rate of 0.08% of the aggregate average daily net assets in excess of $5 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as "Administration fees". BB&T voluntarily waived administration fees of the BB&T Capital Manager Equity VIF. Administration fee waivers are included on the Statements of Operations as "Less expenses waived by the Administrator" and these waivers are not subject to recoupment in subsequent fiscal periods. Pursuant to a Sub-Administration Agreement with BB&T, BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves as sub-administrator to the Funds subject to the general supervision of the Funds' Board of Trustees and BB&T. For these services, BISYS is entitled to a fee, payable by BB&T.

BISYS Ohio serves the Funds as fund accountant and transfer agent and receives compensation for providing fund accounting and transfer agency services at a rate of 0.02% (0.01% for each service) of the average daily net assets of each Fund, plus certain out of pocket expenses. Expenses incurred are reflected on the Statements of Operations as "Fund accounting fees" and "Transfer agency fees", respectively.

Under a Compliance Services Agreement between the Trust and BISYS Ohio (the "CCO Agreement"), BISYS Ohio makes an employee available to serve as the Trusts' Chief Compliance Officer (the "CCO"). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. Expenses incurred for the Fund are reflected on the Statements of Operations as "Compliance service fees". BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

For the six months ended June 30, 2006, the Funds' paid $26,052 in brokerage fees to Scott & Stringfellow, Inc., a wholly owned subsidiary of BB&T Corporation, on the execution of purchases and sales of the Funds' portfolio investments.

The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended June 30, 2006, the Funds did not participate in any service plans.

Certain Officers and Trustees of the Funds are affiliated with the adviser, the administrator, or the sub-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the five non-interested Trustees who serve on both the Board and the Audit Committee are compensated $1,250 per quarter and $500 for each regularly scheduled meeting, plus reimbursement for certain expenses. During the period ended June 30, 2006, actual Trustee compensation was $18,733 in total.

5.  Federal Income Tax Information:

As of the latest tax year end, the following Funds had net realized loss carryforwards to offset future net realized gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
BB&T Large Cap VIF	$891,424	2011
BB&T Total Return Bond BIF	96,285	2013

BB&T Variable Insurance Funds

Notes to Financial Statements — (continued)
June 30, 2006 (Unaudited)

At June 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Large Cap VIF	$101,013,461	$18,201,771	$(2,313,846)	$15,887,925
BB&T Mid Cap Growth VIF	34,188,342	8,372,312	(927,012)	7,445,300
BB&T Large Cap Growth VIF	21,905,222	2,019,672	(760,039)	1,259,633
BB&T Capital Manager Equity VIF	29,418,708	2,840,705	(320,438)	2,520,267
BB&T Special Opportunities Equity VIF	31,839,573	6,008,883	(990,714)	5,018,169
BB&T Total Return Bond VIF	22,599,253	2,781,846	(3,269,937)	(488,091)

BB&T Variable Insurance Funds

Other Information
June 30, 2006 (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission's ("the Commission") website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission's website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Reference Room in Washington, D.C. Information on the operation of the Public Reference Room, may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Variable Insurance Funds

By (Signature and Title)*	/s/Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date	September 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Keith F. Karlawish, President
Keith F. Karlawish, President

Date	September 1, 2006

By (Signature and Title)*	/s/Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date	September 1, 2006